Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 6,137.7	$ 5,733.1
Accumulated depreciation	(4,301.1)	(3,869.3)
Property, plant and equipment, net	1,836.6	1,863.8
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	20.1	20.4
Building And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	2,086.0	1,973.9
Capitalized Software Costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	454.9	425.9
Instruments [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	3,460.4	3,191.0
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 116.3	$ 121.9